LOANS (Details 4) (USD $) In Thousands, unless otherwise specified					12 Months Ended			12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012 Accrual	Dec. 31, 2011 Accrual	Sep. 30, 2013 Accrual	Dec. 31, 2012 Nonaccrual	Dec. 31, 2011 Nonaccrual	Sep. 30, 2013 Nonaccrual	Sep. 30, 2013 Pass	Dec. 31, 2012 Pass	Dec. 31, 2011 Pass	Sep. 30, 2013 Special Mention	Dec. 31, 2012 Special Mention	Dec. 31, 2011 Special Mention	Sep. 30, 2013 Substandard	Dec. 31, 2012 Substandard	Dec. 31, 2011 Substandard	Sep. 30, 2013 Commercial, financial and agricultural	Dec. 31, 2012 Commercial, financial and agricultural	Dec. 31, 2011 Commercial, financial and agricultural	Sep. 30, 2013 Commercial, financial and agricultural Pass	Dec. 31, 2012 Commercial, financial and agricultural Pass	Dec. 31, 2011 Commercial, financial and agricultural Pass	Sep. 30, 2013 Commercial, financial and agricultural Special Mention	Dec. 31, 2012 Commercial, financial and agricultural Special Mention	Dec. 31, 2011 Commercial, financial and agricultural Special Mention	Sep. 30, 2013 Commercial, financial and agricultural Substandard	Dec. 31, 2012 Commercial, financial and agricultural Substandard	Dec. 31, 2011 Commercial, financial and agricultural Substandard	Sep. 30, 2013 Real estate: Construction	Dec. 31, 2012 Real estate: Construction	Sep. 30, 2012 Real estate: Construction	Dec. 31, 2011 Real estate: Construction	Sep. 30, 2013 Real estate: Construction Pass	Dec. 31, 2012 Real estate: Construction Pass	Dec. 31, 2011 Real estate: Construction Pass	Sep. 30, 2013 Real estate: Construction Special Mention	Dec. 31, 2012 Real estate: Construction Special Mention	Dec. 31, 2012 Real estate: Construction Substandard	Dec. 31, 2011 Real estate: Construction Substandard	Sep. 30, 2013 Real estate: Mortgage-residential	Dec. 31, 2012 Real estate: Mortgage-residential	Sep. 30, 2012 Real estate: Mortgage-residential	Dec. 31, 2011 Real estate: Mortgage-residential	Sep. 30, 2013 Real estate: Mortgage-residential Pass	Dec. 31, 2012 Real estate: Mortgage-residential Pass	Dec. 31, 2011 Real estate: Mortgage-residential Pass	Sep. 30, 2013 Real estate: Mortgage-residential Special Mention	Dec. 31, 2012 Real estate: Mortgage-residential Special Mention	Dec. 31, 2011 Real estate: Mortgage-residential Special Mention	Sep. 30, 2013 Real estate: Mortgage-residential Substandard	Dec. 31, 2012 Real estate: Mortgage-residential Substandard	Dec. 31, 2011 Real estate: Mortgage-residential Substandard	Sep. 30, 2013 Real estate: Mortgage-commercial	Dec. 31, 2012 Real estate: Mortgage-commercial	Sep. 30, 2012 Real estate: Mortgage-commercial	Dec. 31, 2011 Real estate: Mortgage-commercial	Sep. 30, 2013 Real estate: Mortgage-commercial Pass	Dec. 31, 2012 Real estate: Mortgage-commercial Pass	Dec. 31, 2011 Real estate: Mortgage-commercial Pass	Sep. 30, 2013 Real estate: Mortgage-commercial Special Mention	Dec. 31, 2012 Real estate: Mortgage-commercial Special Mention	Dec. 31, 2011 Real estate: Mortgage-commercial Special Mention	Sep. 30, 2013 Real estate: Mortgage-commercial Substandard	Dec. 31, 2012 Real estate: Mortgage-commercial Substandard	Dec. 31, 2011 Real estate: Mortgage-commercial Substandard	Sep. 30, 2013 Consumer: Home equity	Dec. 31, 2012 Consumer: Home equity	Sep. 30, 2012 Consumer: Home equity	Dec. 31, 2011 Consumer: Home equity	Sep. 30, 2013 Consumer: Home equity Pass	Dec. 31, 2012 Consumer: Home equity Pass	Dec. 31, 2011 Consumer: Home equity Pass	Sep. 30, 2013 Consumer: Home equity Special Mention	Dec. 31, 2012 Consumer: Home equity Special Mention	Dec. 31, 2011 Consumer: Home equity Special Mention	Sep. 30, 2013 Consumer: Home equity Substandard	Dec. 31, 2012 Consumer: Home equity Substandard	Dec. 31, 2011 Consumer: Home equity Substandard	Sep. 30, 2013 Consumer: Other	Dec. 31, 2012 Consumer: Other	Sep. 30, 2012 Consumer: Other	Dec. 31, 2011 Consumer: Other	Sep. 30, 2013 Consumer: Other Pass	Dec. 31, 2012 Consumer: Other Pass	Dec. 31, 2011 Consumer: Other Pass	Sep. 30, 2013 Consumer: Other Special Mention	Dec. 31, 2012 Consumer: Other Special Mention	Dec. 31, 2011 Consumer: Other Special Mention	Sep. 30, 2013 Consumer: Other Substandard	Dec. 31, 2012 Consumer: Other Substandard	Dec. 31, 2011 Consumer: Other Substandard
Loans
Loans	$ 345,064	$ 332,111	$ 323,534	$ 324,311							$ 324,466	$ 306,818	$ 297,641	$ 9,822	$ 7,681	$ 8,856	$ 10,776	$ 17,612	$ 17,814	$ 19,940	$ 20,924	$ 20,608	$ 19,678	$ 20,826	$ 19,827	$ 176	$ 27	$ 499	$ 86	$ 71	$ 282	$ 16,110	$ 13,052	$ 11,739	$ 11,767	$ 13,105	$ 8,595	$ 6,764	$ 3,005	$ 2,047	$ 2,410	$ 5,003	$ 37,506	$ 38,892	$ 36,861	$ 38,337	$ 34,988	$ 36,493	$ 37,063	$ 1,105	$ 1,677	$ 305	$ 1,413	$ 722	$ 969	$ 237,934	$ 226,575	$ 223,595	$ 220,288	$ 223,469	$ 208,825	$ 200,984	$ 5,330	$ 3,803	$ 8,009	$ 9,135	$ 13,947	$ 11,295	$ 26,011	$ 27,173	$ 26,778	$ 27,976	$ 25,670	$ 26,604	$ 27,692	$ 205	$ 124	$ 38	$ 136	$ 445	$ 246	$ 7,563	$ 5,495	$ 5,092	$ 5,335	$ 7,556	$ 5,475	$ 5,311	$ 1	$ 3	$ 5	$ 6	$ 17	$ 19
Non-accrual loans	5,052	4,715		5,403				4,700	5,400	5,100																																	816	357		623										4,151	4,263		4,749																							5	10		19
Gross interest income which would have been recorded under the original terms of the non-accrual loans								352	224
Interest recorded on non-accrual loans								112	163
Troubled debt restructurings					1,500	3,900	584	1,800		2,200
Interest earned on troubled debt restructurings					123	234
Loans greater than ninety days delinquent and still accruing interest	$ 54	$ 55		$ 25																																							$ 54														$ 55		$ 25